MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
(the “Fund”)
Supplement dated July 18, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately the information for Steve Bartolini and Saurabh Sud found under the heading Portfolio Manager(s) in the section titled Management on page 13 of the Prospectus, as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on pages 73 and 75 of the Prospectus, respectively, is hereby removed.
Effective immediately, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management on page 13 of the Prospectus:
Christopher P. Brown, CFA is a Portfolio Manager at T. Rowe Price. He has managed the Fund since July 2024.
Anna Alexandra Dreyer, Ph.D., CFA is a Portfolio Manager at T. Rowe Price. She has managed the Fund since July 2024.
Effective immediately, the following information supplements the information found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 73 of the Prospectus:
Christopher P. Brown , CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Bond Asset Fund. Mr. Brown is a Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2005 and his investment experience dates from 2000. During the past five years, he has served as a portfolio manager and as the head of Securitized Products in T. Rowe Price’s Fixed Income Division.
Anna Alexandra Dreyer, Ph. D., CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Bond Asset Fund. Ms. Dreyer is a Portfolio Manager for T. Rowe Price. She joined T. Rowe Price in 2008 and her investment experience dates from that time. During the past five years, she has served as a portfolio manager and as the head of Fixed Income Quantitative Risk and Portfolio Construction Research in T. Rowe Price’s Fixed Income Division.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-24-03

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
(the “Fund”)
Supplement dated July 18, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the information for Steve Bartolini and for Saurabh Sud found on page B-114 in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
Effective immediately, the following information replaces similar information for the Fund found on page B-114 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Bond Asset Fund are Christoher P. Brown, Anna Alexandra Dreyer, Andrew J. Kierle, and Ken Orchard.
Effective immediately, the following information supplements the information for the Fund found on page B-114 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Christopher P. Brown
Registered investment companies**	2	$758,981,082	0	$0
Other pooled investment vehicles	2	$254,377,123	0	$0
Other accounts	8	$9,734,845,812	0	$0
Anna Alexandra Dreyer
Registered investment companies**	2	$758,981,082	0	$0
Other pooled investment vehicles	2	$254,377,123	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of May 31, 2024.
** Does not include the MM Select T. Rowe Price Bond Asset Fund.
Ownership of Securities:
As of May 31, 2024, Mr. Brown and Ms. Dreyer did not own any shares of the MM Select T. Rowe Price Bond Asset Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-24-04